(22) TAXES, FEES AND CONTRIBUTIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Fees And Contributions Payable [Abstract]
Schedule of taxes fees and contributions

	Dec 31, 2019	Dec 31, 2018
Current
IRPJ (corporate income tax)	156,240	73,058
CSLL (social contribution on net income)	62,721	27,392
Income tax and social contribution	218,961	100,450

ICMS (State VAT)	435,155	430,149
PIS (tax on revenue)	36,657	30,760
COFINS (tax on revenue)	168,195	152,945
PIS/COFINS installments	9,323	-
Income tax withholding on interest on capital	40,099	-
Others	52,105	51,135
Other taxes	741,536	664,989

Total current	960,497	765,438

Noncurrent
Income Tax - IRPJ	156,198	-

ICMS (State VAT)	805	722
PIS/COFINS installments	-	8,919
Other taxes	805	9,691

Total noncurrent	157,003	9,691